Hedging Financial Instruments - Summary of Hedging Instrument (Details) - Forecast Purchases - forward Exchange Contract [Member] - Cash flow hedges [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	$ 13	$ (21)	$ 10
Accumulated Gain or Loss on Hedging Instruments in Other Equity Continuing Hedges	0	13	(8)
Accumulated Gain or Loss on Hedging Instruments in Other Equity Hedge Accounting No Longer Applied	$ 0	$ 0	$ 0
Foreign currency risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Currency	NT$/EUR	NT$/EUR	NT$/EUR
Contract Amount	$ 24	$ 423	$ 228	€ 1	€ 13	€ 7
Maturity Period	March 2024	March 2023	March 2022
Forward Rate	33.88	31.69	32.54
Carrying Amount of Asset	$ 0	$ 13	$ 0
Carrying Amount of Liability	0	0	8
Change in Fair Values of Hedging Instruments Used for Calculating Hedge Ineffectiveness	$ (13)	$ 21	$ (10)